Provisions, income tax liabilities and other liabilities - Summary of Other Provisions (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [abstract]
Environmental risks	€ 493	€ 474	€ 493
Product liability risks, litigation and other	1,127	1,676	1,283
Total	€ 1,620	€ 2,150	€ 1,776